Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	Aug. 15, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024
TappAlpha SPY Growth & Daily Income ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,280	$ 10,573	$ 10,747	$ 11,093	$ 10,795
S&P 500® Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,196.38	$ 10,414.14	$ 10,319.7	$ 10,925.48	$ 10,665.04